LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
LITIGATION AND CONTINGENCIES
Schedule of guarantees and restricted assets

Guarantees that commit assets recognized in the financial statements:

			Committed assets		Accounting value
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2024	12.31.2023
					ThCh$	ThCh$
Administradora Plaza Vespucio S.A.	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	141,900	169,150
Cooperativa Agrícola Pisquera Elqui Limitada	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Other non-current financial assets	1,212,500	1,125,595
Mall Plaza	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	628,381	666,024
Metro S.A.	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	23,204	22,222
Parque Arauco S.A.	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	312,712	299,464
Lease agreement	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	92,875	96,299
Others	Embotelladora Andina S.A.	Parent company	Guarantee receipt	Trade accounts and other accounts receivable	98,879	59,468
Several retail	Vending	Subsidiary	Guarantee receipt	Trade accounts and other accounts receivable	—	—
Several retail	Transportes Refrescos	Subsidiary	Guarantee receipt	Trade accounts and other accounts receivable	—	—
Several retail	Transportes Polar	Subsidiary	Guarantee receipt	Trade accounts and other accounts receivable	22,235	17,656
Workers’ claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	8,045,861	7,100,709
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	6,370,534	7,485,574
Governmental entities	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant and equipment	Property, plant & equipment	9,990,170	11,259,278
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	19	22
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	29	33
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	21	23
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	0	434
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,131	2,395
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	86	97
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	13,331	14,979
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	174	195
Municipalidad de Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	0	94
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	236	265
Others	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	55	64
Temas Industriales SA - Embargo General de Fondos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	12,107	13,604
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,559	2,441
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,014	1,139
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	241	271
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	0	25,920
Vicentin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	956	1,074
Provincia de Entre Ríos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	6,981	—
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Real estate	Property, plant & equipment	5,252	5,332
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Real estate	Property, plant & equipment	1,137	1,077
Stefano Szwao Giacomelli	Paraguay Refrescos	Subsidiary	Real estate	Property, plant & equipment	3,054	2,892
Sofía Cartes	Paraguay Refrescos	Subsidiary	Real estate	Property, plant & equipment	2,637	—

Guarantees that do not commit assets recognized in the Financial Statements:

			Committed assets		Amounts involved
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2024	12.31.2023
					ThCh$	ThCh$
Labor procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	6,648,889	2,681,242
Administrative procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	80,036,491	11,245,798
Federal government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	188,083,737	223,415,663
State government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	116,943,181	108,317,724
Sorocaba Refrescos	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Guarantor	—	3,623,490
Others	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	1,407,340	1,369,766
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	576,829	658,369
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	4,414	3,886